Other non-current financial assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets and other non-current financial assets [Abstract]
Long-term notes receivable	$ 2,000	$ 696
Derivative financial instruments	4,702	96
Other non-current financial assets	$ 6,702	$ 792